Condensed Statements of Changes in Stockholder’s Deficit (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	FaZe Clan Inc. Common Stock	FaZe Clan Inc. Additional Paid-in Capital	FaZe Clan Inc. Accumulated Deficit	FaZe Clan Inc.	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019				$ 2,922,000	$ (46,765,000)	$ (43,843,000)
Balance (in Shares) at Dec. 31, 2019			7,197,055
Balance at Dec. 31, 2020		$ 431		3,086,000	(75,542,000)	(72,456,000)	$ 24,569	$ (1,448)	$ 23,552
Balance (in Shares) at Dec. 31, 2020		4,312,500	7,397,055
Issuance of common stock warrants				20,000		20,000
Issuance of common stock				144,000		$ 144,000
Issuance of common stock (in Shares)			200,000			36,202
Net income (loss)					(28,777,000)	$ (28,777,000)
Balance at Jun. 18, 2020		$ 431					24,569		25,000
Balance (in Shares) at Jun. 18, 2020		4,312,500
Balance at Dec. 31, 2020		$ 431		3,086,000	(75,542,000)	(72,456,000)	24,569	(1,448)	23,552
Balance (in Shares) at Dec. 31, 2020		4,312,500	7,397,055
Net income (loss)								(1,448)	(1,448)
Balance at Mar. 31, 2021	$ 52	$ 431		3,086,000	(81,245,000)	(78,159,000)		(4,412,282)	(4,411,799)
Balance (in Shares) at Mar. 31, 2021	520,000	4,312,500	7,397,055
Sale of 520,000 Private Placement Units on February 23, 2021	$ 52						5,040,482		5,040,534
Sale of 520,000 Private Placement Units on February 23, 2021 (in Shares)	520,000
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital and accumulated deficit							(5,065,051)	(3,823,234)	(8,888,285)
Net income (loss)					(5,703,000)	(5,703,000)		(587,600)	(587,600)
Balance at Dec. 31, 2020		$ 431		3,086,000	(75,542,000)	(72,456,000)	24,569	(1,448)	23,552
Balance (in Shares) at Dec. 31, 2020		4,312,500	7,397,055
Balance at Dec. 31, 2021	$ 52	$ 431		5,479,000	(112,408,000)	(106,929,000)		(10,740,911)	(10,740,428)
Balance (in Shares) at Dec. 31, 2021	520,000	4,312,500	8,461,706
Sale of 520,000 Private Placement Units on February 23, 2021	$ 52						5,040,482		5,040,534
Sale of 520,000 Private Placement Units on February 23, 2021 (in Shares)	520,000
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital and accumulated deficit							(5,065,051)	(3,872,302)	(8,937,353)
Stock based compensation expense				1,637,000		1,637,000
Issuance of common stock upon vesting of restricted stock awards (in Shares)			22,467
Exercise of stock option				36,000		36,000
Exercise of stock option (in Shares)			42,184
Issuance of common stock				720,000		720,000
Issuance of common stock (in Shares)			1,000,000
Net income (loss)	0				(36,866,000)	(36,866,000)		(6,867,161)	(6,867,161)
Balance at Mar. 31, 2022	$ 52	$ 431		6,693,000	(121,949,000)	(115,256,000)		(8,407,839)	(8,407,356)
Balance (in Shares) at Mar. 31, 2022	520,000	4,312,500	8,540,558
Stock based compensation expense				1,150,000		1,150,000
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)			4,084
Exercise of stock option				64,000		64,000
Exercise of stock option (in Shares)			74,768
Net income (loss)					$ (9,541,000)	$ (9,541,000)		$ 2,333,072	$ 2,333,072